EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to 51job, Inc.	$ 81,517	¥ 565,978	¥ 618,057	¥ 438,910
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes | ¥			32,653
Numerator for diluted earnings per share | ¥		¥ 565,978	¥ 650,710	¥ 438,910
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	58,132,976	58,132,976	57,714,850	58,475,397
Dilutive effect of convertible senior notes			4,035,672
Dilutive effect of share options (in shares)	341,092	341,092	748,129	1,216,596
Denominator for diluted earnings per share (in shares)	58,474,068	58,474,068	62,498,651	59,691,993
Basic earnings per share (in CNY per share) | (per share)	$ 1.40	¥ 9.74	¥ 10.71	¥ 7.51
Diluted earnings per share (in CNY per share) | (per share)	$ 1.39	¥ 9.68	¥ 10.41	¥ 7.35
Share options
Denominator:
Excluded outstanding share options (in shares)	3,881,628	3,881,628	3,312,749	2,196,406
Zero-Strike Call Options
Denominator:
Excluded outstanding share options (in shares)	1,462,204	1,462,204